39. Additional Information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2018
Additional Information To Statement Of Cash Flows
Additional Information to the Statement of Cash Flows

39.1   Transactions not involving cash

Among the transactions carried out in the line item Contract assets, specified in Notes 11.1 and 11.2, the acquisitions totaled R$ 813,450 (R$778,386 in 2017, presented in Notes 19.1, 19.3 and 20.4). Of this amount, R$ 50,927 (R$30,312 in 2017) represent the amount of purchases made in installments and not settled through the end of the reporting period.

As mentioned in Note 17.1, the total amount of contributions in the line item Investments was R$ 87,781. This amount includes R$ 36,224 related to the capital increase in joint venture Voltalia São Miguel do Gostoso I, made through the conversion and settlement of the loan agreement between the parent company Copel and the mentioned investee.

In turn, according to information in Note 18.2, property, plant and equipment acquisitions totaled R$ 1,455,318 (R$1,318,336 in 2017). Of this amount, R$ 71,454 (R$123,268 in 2017) represent the amount of purchases made in installments and not settled through the end of the reporting period.

The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.